TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount [Abstract]
Income before taxes on income, as reported in the consolidated statements of income	$ 18,914	$ 29,201	$ 28,194
Exempt income from arbitrations		(4,035)	(975)
Exempt subsidy income		(9,537)	(5,257)
Changes in valuation allowance	11,506	1,176	322
Other adjustments	28
Share based compensation	1,148
Changes in earn-out fair value	3,702
Imputed income for tax purposes	1,884
Exchange rate movements	(3,866)
Withholding taxes	497
Preferred tax rate differential	(2,562)
Theoretical taxes on income		6,716	6,485
Currency differences		1,324	(1,212)
Tax adjustment in respect of different tax rates		1,313	501
Expiration of carryforward tax losses		4,033	2,814
Effective tax rate	$ (1,809)	$ 4,352	$ 4,690
Percent [Abstract]
Israeli statutory corporate tax rate	23.00%	23.00%	23.00%
Other adjustments	0.00%
Share based compensation	6.00%
Changes in earn-out fair value	20.00%
Imputed income for tax purposes	10.00%
Exchange rate movements	(20.00%)
Withholding taxes	3.00%
Preferred tax rate differential	(14.00%)
Nondeductible expenses and other differences		3362.00%	2012.00%
Effective tax rate	(10.00%)
State and Local Jurisdiction [Member] | Israel Tax Authority [Member]
Amount [Abstract]
Israeli statutory corporate tax rate	$ 4,350
Percent [Abstract]
Israeli statutory corporate tax rate	23.00%
Foreign Tax Jurisdiction [Member] | Peru [Member]
Amount [Abstract]
Statutory tax rate difference between Israel, Peru and United States	$ 1,726
Exempt income from arbitrations	(1,453)
Exempt subsidy income	(18,334)
Non-deductible subsidy related expenses	2,658
Changes in valuation allowance	6,746
Non-deductible indirect tax-related expenses	1,156
Unrecognized deferred tax assets	1,536
Other adjustments	$ (148)
Percent [Abstract]
Statutory tax rate difference between Israel and United States	9.00%
Exempt income from arbitrations	(8.00%)
Exempt subsidy income	(97.00%)
Non-deductible subsidy related expenses	14.00%
Changes in valuation allowance	36.00%
Non-deductible indirect tax-related expenses	6.00%
Unrecognized deferred tax assets	8.00%
Other adjustments	(1.00%)
Foreign Tax Jurisdiction [Member] | United States [Member]
Amount [Abstract]
Statutory tax rate difference between Israel, Peru and United States	$ 376
Research and development tax credits	(900)
State taxes	(883)
Other adjustments	311
Other foreign jurisdictions	$ 219
Percent [Abstract]
Statutory tax rate difference between Israel and United States	2.00%
Research and development tax credits	(5.00%)
State taxes	(5.00%)
Other adjustments	2.00%
Other foreign jurisdictions	1.00%